Cover	Mar. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2023
Entity File Number	001-440519
Entity Registrant Name	MicroCloud Hologram Inc.
Entity Central Index Key	0001841209
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 302
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Zhong Ke Na Neng Building
Entity Address, Address Line Four	Yue Xing Sixth Road,
Entity Address, Address Line Five	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Country Region	86
City Area Code	(0755)
Local Phone Number	2291 2036
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	HOLO
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-half ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one-half ordinary share at an exercise price of $11.50 per share
Trading Symbol	HOLOW
Security Exchange Name	NASDAQ